Sales (Sales To Single Customers Exceeding 10% Of Sales) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Customer "A" [Member]
Revenue, Major Customer [Line Items]
Major customer, sales amount	$ 10,809		$ 4,882	$ 3,440
Customer "B" [Member]
Revenue, Major Customer [Line Items]
Major customer, sales amount	8,714		4,195	4,160
Customer "C" [Member]
Revenue, Major Customer [Line Items]
Major customer, sales amount		[1]		$ 3,214

[1]	Less than 10% of sales.